NET EARNINGS (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The following table sets forth the computation of basic and diluted net earnings (loss) per share:

	Year ended December 31,
	2015	2014	2013
Numerator:

Numerator for basic net earnings per share - Net income	$3,945	$13,453	$6,320
Effect of diluting securities	-	-	-

Numerator for diluted net earnings per share - Net income	$3,945	$13,453	$6,320

Denominator:

Denominator for basic net earnings per share - weighted-average number of shares outstanding (in thousands)	7,725	7,446	5,558

Denominator for diluted net earnings per share - adjusted weighted average shares and assumed exercises (in thousands)	7,938	7,727	5,697

Basic net earnings per share	$0.51	$1.81	$1.14

Diluted net earnings per share	$0.50	$1.74	$1.10